S-4 Income Taxes - Schedule of Net Deferred Tax Assets (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 10,291,943	$ 6,079,301
Total deferred tax assets	13,485,346	6,918,939
Valuation allowance	(12,569,933)	(6,918,939)
TLG Acquisition One Corp
Deferred tax assets:
Start-up/Organization costs	708,381	926,801
Net operating loss carryforwards	0	645,611
Total deferred tax assets	708,381	1,572,412
Valuation allowance	(708,381)	(1,572,412)
Deferred tax asset, net of allowance	$ 0	$ 0